Taxation (Movement of Valuation Allowance) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Balance at beginning of year	215,080	189,219	180,169
Current year additions	2,528	37,172	9,050
Current year disposal due to divestitures	0	(11,311)	0
Balance at end of year	217,608	215,080	189,219